SHARE CAPITAL	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
Total authorized shares of the Company were unlimited and have no par value.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2023	36,470,341
Issue of ordinary shares	1,043,002
As of June 30, 2023	37,513,343

As of January 1, 2022	33,806,422
Issue of ordinary shares	2,660,877
As of June 30, 2022	36,467,299

During the six months ended June 30, 2023, the Company issued 1,005,929 shares as a payment of $9,912 contingent consideration in connection with acquisitions (refer to Note 5).
During the six months ended June 30, 2023, the Company issued 33,194 restricted stock awards to non-executive directors.
During the six months ended June 30, 2023, the Company issued 3,879 shares in exchange for options exercised. The options were net exercised.
During the six months ended June 30, 2022, the Company issued 720,558 shares as a partial payment of total $7,392 consideration in connection with acquisitions (refer to Note 5).
During the six months ended June 30, 2022, the Company issued 32,942 restricted stock awards to non-executive directors, of which 22,422 were issued during the quarter ended June 30, 2022.
During the six months ended June 30, 2022, the Company issued 1,907,377 shares in exchange for warrants exercised. The warrants were net exercised.
Share repurchase program

In November 2022, the Company’s board of directors approved a program to repurchase up to $10,000 of the Company’s ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. During the six months ended June 30, 2023, the Company repurchased 77,683 shares with an average price of $9.83 for a total consideration of $759. The Company has repurchased an aggregate of 116,391 shares with an average price of $9.45 for a total consideration of $1,107 since the commencement of this repurchase program as of June 30, 2023.
The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular number of ordinary shares. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future issuance.

Secondary offering of ordinary shares

On June 20, 2023, certain shareholders of the Company (the “Selling Shareholders”) completed an underwritten secondary offering (the “secondary offering”) of 4,887,500 ordinary shares at a public offering price of $9.25 per ordinary share. The Company did not receive any proceeds from the sale of ordinary shares by the Selling Shareholders. The Company incurred $733 in expenses in connection with the secondary offering during the three months ended June 30, 2023.